Note 1 - Basis of Presentation and General Information - Charterers Accounting For More Than 10% of Revenue (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Quadra Commodities S.A. [Member]
Percent of revenue	27.00%	19.00%	16.00%
Ultrabulk A/S [Member]
Percent of revenue	19.00%	13.00%	0.00%
Amaggi [Member]
Percent of revenue	15.00%	0.00%	0.00%
Tongli Shipping PTE Ltd. [Member]
Percent of revenue	11.00%	0.00%	0.00%
A/S Klaveness Chartering [Member]
Percent of revenue	0.00%	23.00%	35.00%
Guardian Navigation GMax LLC pool [Member]
Percent of revenue	0.00%	14.00%	15.00%